Intangible Assets and Goodwill (Tables)	12 Months Ended
Sep. 01, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets and Goodwill

As of	2016		2015
	Gross Amount	Accumulated Amortization	Gross Amount	Accumulated Amortization
Amortizing assets
Product and process technology	$757	$(402)	$864	$(416)
Other	1	—	2	(1)
	758	(402)	866	(417)
Non-amortizing assets
In-process R&D	108	—	—	—

	$866	$(402)	$866	$(417)

Goodwill(1)	$104		$23

(1)	Included in other noncurrent assets.